Note 5 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details) - USD ($)	3 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Embedded derivatives derived from series A preferred shares [member]
Statement Line Items [Line Items]
Balance		$ 147,272,887	$ 128,170,359
Balance	147,272,887	128,170,359	83,355,470
Issuance of preferred shares
Loss (gain) on re-measurement at fair value	21,171,596	19,102,528	44,814,889
Embedded derivatives derived from series B preferred shares [member]
Statement Line Items [Line Items]
Balance		20,472,580	24,971,301
Balance	20,472,580	24,971,301	34,469,141
Issuance of preferred shares
Loss (gain) on re-measurement at fair value	6,903,545	(4,498,721)	(9,497,840)
Embedded derivatives derived from series C preferred shares [member]
Statement Line Items [Line Items]
Balance		1,690,540	2,715,811
Balance	1,690,540	2,715,811
Issuance of preferred shares			2,715,811
Loss (gain) on re-measurement at fair value	931,937	(1,025,271)
Series A preferred shares [member]
Statement Line Items [Line Items]
Balance	25,612,572	25,301,081	24,993,486
Issuance of preferred shares
Transaction costs
Accretion during the period	111,490	311,491	307,595
Loss (gain) on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)
Excess reclassified as contributed surplus (total $173,285,855)	6,983,985
Balance
Series B preferred shares [member]
Statement Line Items [Line Items]
Balance	44,222,170	43,549,705	42,887,466
Issuance of preferred shares
Transaction costs
Accretion during the period	241,139	672,465	662,239
Loss (gain) on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(59,999,141)
Excess reclassified as contributed surplus (total $173,285,855)	15,535,832
Balance
Series C preferred shares [member]
Statement Line Items [Line Items]
Balance	7,321,871	7,208,128
Issuance of preferred shares			7,284,269
Transaction costs			(94,345)
Accretion during the period	40,796	113,743	18,204
Loss (gain) on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(10,000,080)
Excess reclassified as contributed surplus (total $173,285,855)	2,637,413
Balance